Property and Equipment (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	March 31, 2024	December 31, 2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,701,532)	(1,587,889)
	$853,059	$966,702
Property and equipment, net, consisted of the following as of December 31, 2023 and 2022:
	2023	2022
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,587,889)	(1,127,167)
	$966,702	$1,427,424